Leases	12 Months Ended
Dec. 31, 2019
Disclosure Text Block [Abstract]
Leases of Lessee Disclosure [Text Block]
(8)	Leases

The Group’s lease payments for office space leases include fixed rental payments and do not consist of any variable lease payments that depend on an index or a rate. As of December 31, 2019, there was no leases that have not yet commenced.

The following represents the aggregate ROU assets and related lease liabilities as of December 31, 2019:

As of December 31, 2019
RMB
Operating lease ROU assets	190,437
Current operating lease liability	79,986
Non-current operating lease liability	103,252
Total operating leased liabilities	183,238

The weighted average lease term and weighted average discount rate as of December 31, 2019 were as follows:

As of December 31, 2019
RMB
Weighted average lease term:
Operating leases	2.99
Weighted average discount rate:
Operating leases	4.78%

The components of lease expenses for the year 2019 were as follows:

As of December 31, 2019
RMB
Operating lease cost	77,406
Short term lease cost	15,148
Total	92,554

Supplemental cash flow information related to leases for the years ended December 31, 2019 were as follows:

As of December 31, 2019
RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	74,265
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations	78,344

Maturities of lease liabilities at December 31, 2019:

Minimum Lease Payment
RMB
Year ending December 31:
2020	87,333
2021	57,638
2022	32,358
2023	17,458
2024	7,270
Thereafter	2,473
Total remaining undiscounted lease payments	204,530
Less: Interest	(21,292)
Total present value of lease liabilities	183,238
Less: Current operating lease liability	(79,986)
Non-current operating lease liability	103,252